Other revenues and expenses - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenue:
Income from short-term investments and term deposits and other finance revenue		$ 71	$ 60		$ 48
Foreign exchange gain		1,774	2,027		2,069
Total financial income		1,845	2,087		2,117
Financial expenses:
Interest on loans		4,971	4,153		3,212
Interest on supplier payable with extended payment terms		0	213		411
Other bank fees and financial charges		476	306		111
Other financial expenses		400	0	[1]	83	[1]
Convertible debt amendments	$ 322	265	322	[1]	0	[1]
Change in the fair value of convertible debt embedded derivative		0	0	[1]	1,583	[1]
Foreign exchange loss		1,408	3,428		1,476
Total financial expenses		$ 7,520	$ 8,422		$ 6,876

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.